License Agreement/Revenue Recognition (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Jun. 30, 2011	Jun. 30, 2016
License Agreement/Revenue Recognition (Textual)
Deferred Revenue			$ 426,000
Vyrix [Member]
License Agreement/Revenue Recognition (Textual)
Deferred Revenue	$ 250,000
Agreement expiration term	15 years
Milestone payments	$ 3,000,000
Ampio [Member]
License Agreement/Revenue Recognition (Textual)
Deferred Revenue		$ 500,000
Proceeds from license fees		418,000
Milestone payments		$ 3,200,000
Percentage of royalty rate of net sales		25.00%